Schedule of Investments (unaudited)
December 31, 2022
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Boeing Co.(a)	43,831	$ 8,349,367
General Dynamics Corp.	28,234	7,005,138
L3Harris Technologies, Inc.	22,043	4,589,573
Northrop Grumman Corp.	15,005	8,186,878
Raytheon Technologies Corp.	170,637	17,220,686
		45,351,642
Air Freight & Logistics — 0.4%
FedEx Corp.	27,862	4,825,698
United Parcel Service, Inc., Class B	9,165	1,593,244
		6,418,942
Automobiles — 0.8%
Ford Motor Co.	457,458	5,320,237
General Motors Co.	164,450	5,532,098
		10,852,335
Banks — 8.5%
Bank of America Corp.	815,344	27,004,193
Citigroup, Inc.	224,714	10,163,814
JPMorgan Chase & Co.	338,614	45,408,138
PNC Financial Services Group, Inc.	46,729	7,380,378
Truist Financial Corp.	154,307	6,639,830
U.S. Bancorp	155,765	6,792,912
Wells Fargo & Co.	440,270	18,178,748
		121,568,013
Beverages — 1.4%
Coca-Cola Co.	113,320	7,208,285
Constellation Brands, Inc., Class A	17,577	4,073,470
Keurig Dr Pepper, Inc.	99,478	3,547,386
Monster Beverage Corp.(a)	3,229	327,840
PepsiCo, Inc.	24,877	4,494,279
		19,651,260
Biotechnology — 2.1%
Amgen, Inc.	9,920	2,605,389
Gilead Sciences, Inc.	145,724	12,510,405
Moderna, Inc.(a)	36,204	6,502,963
Regeneron Pharmaceuticals, Inc.(a)	10,274	7,412,588
Vertex Pharmaceuticals, Inc.(a)	1,647	475,621
		29,506,966
Building Products — 0.4%
Johnson Controls International PLC	79,904	5,113,856
Capital Markets — 4.9%
BlackRock, Inc.(b)	17,420	12,344,335
Charles Schwab Corp.	78,518	6,537,409
CME Group, Inc., Class A	41,631	7,000,669
Goldman Sachs Group, Inc.	38,077	13,074,880
Intercontinental Exchange, Inc.	64,052	6,571,095
Moody’s Corp.	1,066	297,009
Morgan Stanley	143,116	12,167,722
S&P Global, Inc.	37,794	12,658,722
		70,651,841
Chemicals — 1.9%
Air Products and Chemicals, Inc.	25,698	7,921,665
Dow, Inc.	81,702	4,116,964
Ecolab, Inc.	3,345	486,898
Linde PLC	45,311	14,779,542
		27,305,069
Commercial Services & Supplies — 0.0%
Waste Management, Inc.	3,039	476,758
Security	Shares	Value
Communications Equipment — 1.6%
Cisco Systems, Inc.	477,073	$ 22,727,758
Consumer Finance — 1.0%
American Express Co.	65,487	9,675,704
Capital One Financial Corp.	44,170	4,106,043
		13,781,747
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(a)	209,440	64,696,016
Diversified Telecommunication Services — 2.4%
AT&T Inc.	831,165	15,301,747
Verizon Communications, Inc.	487,927	19,224,324
		34,526,071
Electric Utilities — 3.4%
American Electric Power Co., Inc.	59,670	5,665,666
Duke Energy Corp.	89,378	9,205,040
Exelon Corp.	115,222	4,981,047
NextEra Energy, Inc.	230,548	19,273,813
Southern Co.	126,226	9,013,799
		48,139,365
Electrical Equipment — 0.8%
Eaton Corp. PLC	46,329	7,271,337
Emerson Electric Co.	46,671	4,483,216
		11,754,553
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	163,955	8,765,034
Entertainment — 2.3%
Activision Blizzard, Inc.	90,151	6,901,059
Netflix, Inc.(a)	27,898	8,226,562
Walt Disney Co.(a)	197,351	17,145,855
		32,273,476
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	12,552	2,659,267
Digital Realty Trust, Inc.	33,277	3,336,685
Equinix, Inc.	2,637	1,727,314
Prologis, Inc.	106,863	12,046,666
Public Storage	3,728	1,044,548
		20,814,480
Food & Staples Retailing — 1.8%
Walgreens Boots Alliance, Inc.	83,220	3,109,099
Walmart, Inc.	165,009	23,396,626
		26,505,725
Food Products — 1.8%
Archer-Daniels-Midland Co.	63,441	5,890,497
General Mills, Inc.	69,137	5,797,137
Kraft Heinz Co.	81,067	3,300,238
Mondelez International, Inc., Class A	158,273	10,548,895
		25,536,767
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	172,789	18,970,504
Baxter International, Inc.	49,282	2,511,904
Becton Dickinson and Co.	32,960	8,381,728
Boston Scientific Corp.(a)	165,630	7,663,700
Intuitive Surgical, Inc.(a)	3,255	863,714
Medtronic PLC	155,163	12,059,269
Stryker Corp.	18,964	4,636,508
		55,087,327
Health Care Providers & Services — 4.0%
Centene Corp.(a)	65,953	5,408,805

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Corp.	29,220	$ 9,681,755
CVS Health Corp.	152,173	14,181,002
Elevance Health, Inc.	19,475	9,990,091
HCA Healthcare, Inc.	23,514	5,642,419
Humana, Inc.	4,291	2,197,807
McKesson Corp.	13,238	4,965,839
UnitedHealth Group, Inc.	9,772	5,180,919
		57,248,637
Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	64,946	17,115,219
Starbucks Corp.	85,197	8,451,543
		25,566,762
Household Products — 2.0%
Colgate-Palmolive Co.	36,997	2,914,994
Kimberly-Clark Corp.	15,891	2,157,203
Procter & Gamble Co.	157,293	23,839,327
		28,911,524
Industrial Conglomerates — 2.1%
3M Co.	63,990	7,673,681
General Electric Co.	120,007	10,055,386
Honeywell International, Inc.	55,237	11,837,289
		29,566,356
Insurance — 2.0%
American International Group, Inc.	86,244	5,454,071
Aon PLC, Class A	1,422	426,799
Chubb Ltd.	48,245	10,642,847
Marsh & McLennan Cos., Inc.	6,141	1,016,213
MetLife, Inc.	76,669	5,548,535
Progressive Corp.	8,711	1,129,904
Travelers Cos., Inc.	27,147	5,089,791
		29,308,160
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A(a)	90,779	8,009,431
Alphabet, Inc., Class C, NVS(a)	80,506	7,143,298
Meta Platforms, Inc., Class A(a)	205,394	24,717,114
		39,869,843
IT Services — 2.2%
Automatic Data Processing, Inc.	3,945	942,303
Block, Inc., Class A(a)	62,190	3,908,020
Cognizant Technology Solutions Corp., Class A	59,527	3,404,349
Fidelity National Information Services, Inc.	68,786	4,667,130
Fiserv, Inc.(a)	62,116	6,278,064
International Business Machines Corp.	34,685	4,886,770
PayPal Holdings, Inc.(a)	91,556	6,520,618
Snowflake, Inc., Class A(a)	2,285	327,989
		30,935,243
Life Sciences Tools & Services — 3.1%
Danaher Corp.	70,038	18,589,486
Illumina, Inc.(a)	18,231	3,686,308
Thermo Fisher Scientific, Inc.	39,882	21,962,619
		44,238,413
Machinery — 0.2%
Caterpillar, Inc.	7,794	1,867,131
Illinois Tool Works, Inc.	3,635	800,790
		2,667,921
Media — 1.2%
Comcast Corp., Class A	498,009	17,415,375
Security	Shares	Value
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	165,428	$ 6,286,264
Newmont Corp.	92,194	4,351,557
Southern Copper Corp.	3,386	204,480
		10,842,301
Multiline Retail — 0.2%
Target Corp.	24,139	3,597,677
Multi-Utilities — 0.8%
Dominion Energy, Inc.	96,601	5,923,574
Sempra Energy	36,508	5,641,946
		11,565,520
Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	224,520	40,299,095
ConocoPhillips	144,698	17,074,364
EOG Resources, Inc.	18,277	2,367,237
Exxon Mobil Corp.	478,404	52,767,961
Kinder Morgan, Inc.	230,521	4,167,820
Marathon Petroleum Corp.	54,304	6,320,442
Occidental Petroleum Corp.	16,026	1,009,478
Pioneer Natural Resources Co.	12,410	2,834,320
Valero Energy Corp.	44,232	5,611,271
		132,451,988
Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	247,237	17,788,702
Eli Lilly & Co.	18,193	6,655,727
Johnson & Johnson	305,522	53,970,461
Merck & Co., Inc.	170,625	18,930,844
Pfizer, Inc.	656,134	33,620,306
		130,966,040
Road & Rail — 0.9%
CSX Corp.	182,362	5,649,575
Norfolk Southern Corp.	26,813	6,607,259
Uber Technologies, Inc.(a)	29,850	738,191
		12,995,025
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a)	39,749	2,574,543
Analog Devices, Inc.	47,586	7,805,531
Intel Corp.	475,061	12,555,862
Marvell Technology, Inc.	98,441	3,646,255
Micron Technology, Inc.	102,216	5,108,756
Texas Instruments, Inc.	33,182	5,482,330
		37,173,277
Software — 1.6%
Oracle Corp.	55,541	4,539,921
Roper Technologies, Inc.	12,252	5,293,967
Salesforce, Inc.(a)	87,816	11,643,524
VMware, Inc., Class A	12,583	1,544,689
		23,022,101
Specialty Retail — 1.2%
Home Depot, Inc.	50,377	15,912,079
Lowe’s Cos., Inc.	9,875	1,967,495
		17,879,574
Tobacco — 1.9%
Altria Group, Inc.	208,120	9,513,165
Philip Morris International, Inc.	179,889	18,206,566
		27,719,731

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.(a)	69,157	$ 9,681,980
Total Long-Term Investments — 99.7% (Cost: $1,380,517,316)		1,425,128,449
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)(c)	2,442,094	2,442,094
Total Short-Term Securities — 0.2% (Cost: $2,442,094)		2,442,094
Total Investments — 99.9% (Cost: $1,382,959,410)		1,427,570,543
Other Assets Less Liabilities — 0.1%		1,643,834
Net Assets — 100.0%		$ 1,429,214,377
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,178,770	$ —	$ (1,182,673)(b)	$ 3,708	$ 195	$ —	—	$ 17,048(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,740,000	702,094(b)	—	—	—	2,442,094	2,442,094	38,636	1
BlackRock, Inc.	10,349,918	5,123,028	(2,524,961)	590,234	(1,193,884)	12,344,335	17,420	248,885	—
				$ 593,942	$ (1,193,689)	$ 14,786,429		$ 304,569	$ 1
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	6	03/17/23	$ 454	$ (7,920)
E-Mini Dow Jones Industrial Average Index	12	03/17/23	1,997	(41,782)
E-Mini Financials Select Sector Index	11	03/17/23	1,167	(9,605)
				$ (59,307)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,425,128,449	$ —	$ —	$ 1,425,128,449
Short-Term Securities
Money Market Funds	2,442,094	—	—	2,442,094
	$ 1,427,570,543	$ —	$ —	$ 1,427,570,543
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (59,307)	$ —	$ —	$ (59,307)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s
4